Acquisitions (Notes)	12 Months Ended
Dec. 31, 2013
Acquisitions [Abstract]
Business Combination Disclosure [Text Block]

Historically, the Company had a business model involving acquiring providers of pharmaceutical products and related pharmacy services to long-term care facilities and their residents as well as patients in other care settings.  The Company’s strategy has included the acquisition of freestanding institutional pharmacy businesses as well as other assets, generally insignificant in size, which have been combined with existing pharmacy operations to augment their internal growth.  From time-to-time, the Company may acquire other businesses which complement the Company’s core businesses.

In the years ended December 31, 2013, 2012 and 2011, the Company incurred acquisition and other related costs of approximately $2.3 million, $1.4 million and $25.5 million, respectively, which were primarily related to professional fees and acquisition related restructuring costs for acquisitions offset in part by a reduction of the Company’s original estimate of contingent consideration payable for certain acquisitions.

During the years ended December 31, 2012 and 2011, the Company completed one and two acquisitions of businesses (all of which were in the LTC segment), respectively, none of which were, individually or in the aggregate, significant to the Company.  No acquisitions were completed in 2013. Acquisitions of businesses required cash payments of approximately $4 million, $35 million and $102 million (including amounts payable pursuant to acquisition agreements relating to prior-period acquisitions) in 2013, 2012 and 2011, respectively.  The impact of these aggregate acquisitions on the Company’s overall goodwill balance has been reflected in the disclosures at the “Goodwill and Other Intangible Assets” note.  The net assets and operating results of acquisitions have been included in the Company’s consolidated financial statements from their respective dates of acquisition.

Amounts contingently payable through 2013, primarily representing payments originating from earnout provisions of acquisitions which were completed prior to January 1, 2009, were immaterial as of December 31, 2013.